Significant Accounting Policies (Details) - Schedule of Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates	12 Months Ended
Dec. 31, 2021
Laboratory equipment [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates [Line Items]
% of straight-line basis over the useful life of the assets at annual rates	15.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates [Line Items]
% of straight-line basis over the useful life of the assets at annual rates	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates [Line Items]
% of straight-line basis over the useful life of the assets at annual rates	33.00%
Computers [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates [Line Items]
% of straight-line basis over the useful life of the assets at annual rates	33.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates [Line Items]
% of straight-line basis over the useful life of the assets at annual rates	[1]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.